Stockholders' Deficiency: Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Mar. 31, 2017
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		3,591,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.0001
Share based compensation arrangement by share based payment award options exercised during period		(3,390,503)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		200,497	164,590	164,590
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.0001	$ 0.0001	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(35,907)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0.0001